Law Offices

Roberts & Henry

504 Talbot St.

P.O. Box 1138

St. Michaels, MD 21663

____

(410) 822-4456

July 10, 2003

Securities and Exchange Commission

File Desk

Judiciary Plaza

450 Fifth Street, N.W.

Washington, DC 20549

Re: COPLEY FUND, INC.

File No. 811-2815___

Gentlemen:

Pursuant to Rule 497J, the Fund hereby represents that no material changes have been made in the definitive copy of the Fund's Prospectus and SAI contained in the referenced Registration Statement.

Sincerely,

Thomas C. Henry

TCH/pt